CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 83,699	$ 11,467	¥ (101,097)	¥ (202,996)
Depreciation of property and equipment	6,220	852	11,895	15,369
Amortization of intangible assets and land use right	6,715	920	7,387	11,675
Amortization of right-of-use assets	4,200	575	10,403	11,119
Reversal of allowance for credit losses	(17,532)	(2,402)	(11,518)	(9,844)
Change in fair value of contingent consideration	(500)	(68)		(3,053)
Foreign exchange (losses)/gains	7,386	1,012	5,519	(5,259)
Impairment of long-term investments	17,553	2,405	22,240
Loss from disposal of property and equipment and intangible assets	191	26	9,097	4,964
Gain from dividend of equity investments	(8,415)	(1,153)		(130)
Share-based compensation expenses	9,406	1,289	15,926	5,049
Change in deferred tax liabilities	(779)	(107)	(812)	(1,741)
Remeasurement of equity investments				(5,603)
Change in fair value of investments	(24,204)	(3,316)	(25,690)	(23,608)
Gain from disposals of subsidiaries	(24,118)	(3,305)		(64,951)
Impairment of goodwill			114,661	112,102
Impairment of property and equipment, net	15,600	2,143	17,986	0
Share of results of equity investees	(1,486)	(204)	580	(292)
Changes in operating assets and liabilities:
Accounts receivable	(17,238)	(2,363)	(3,604)	(36,996)
Short-term and long-term amounts due from related parties	8,744	1,198	(5,362)	8,825
Prepayments and other current assets	6,292	862	(62,839)	48,558
Other non-current assets	41,815	5,729	35,276	2,113
Operating lease liabilities, current and non-current	(4,365)	(598)	(20,546)	(12,675)
Accounts and notes payable	6,741	924	53,125	16,775
Amounts due to related parties	(3,284)	(450)	1,695	31
Salary and welfare payable	1,743	239	(5,114)	(3,776)
Taxes payable	2,050	281	258	(3,646)
Advances from customers	(16,249)	(2,227)	171,297	(16,589)
Accrued expenses and other liabilities	(3,945)	(540)	(7,925)	11,588
Net cash (used in)/ provided by operating activities	96,281	13,189	232,838	(142,991)
Cash flows from investing activities:
Purchase of short-term and long-term investments	(636,520)	(87,203)	(606,877)	(462,513)
Proceeds from maturity of short-term and long-term investments	668,125	91,533	579,351	381,756
Cash paid for loan receivable	(753,223)	(103,191)	(452,974)	(825,294)
Cash received from loan repayment	758,616	103,930	528,813	876,608
Purchase of property and equipment and intangible assets	(11,813)	(1,618)	(9,788)	(6,450)
Cash paid for long-term investments			(1,050)
(Decrease in cash)/cash received from disposals of subsidiaries	(7,149)	(979)	3,243	(16,065)
Cash received from dividend of equity investment	8,625	1,182	212	130
Net cash (used in)/provided by investing activities	26,661	3,654	40,930	(51,828)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of options	30	4	9	46
Acquisition of noncontrolling interests of subsidiaries			(600)
Repurchase of redeemable noncontrolling interests	(27,200)	(3,726)
Repayment of borrowings and discounted notes	(360,970)	(49,453)	(400,803)	(240,532)
Proceeds from borrowings and discounted notes	359,000	49,183	378,000	240,000
Payment of share repurchase	(44,892)	(6,150)
Cash contribution from noncontrolling interests	53	7	815
Net cash used in financing activities	(73,979)	(10,135)	(22,579)	(486)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(2,789)	(383)	(4,185)	(2,406)
Net (decrease)/increase in cash, cash equivalents and restricted cash	46,174	6,325	247,004	(197,711)
Cash, cash equivalents and restricted cash at the beginning of year	444,891	60,950	197,887	395,598
Cash, cash equivalents and restricted cash at the end of year	491,065	67,275	444,891	197,887
Supplemental disclosure of cash flow information
Income tax paid	1,239	170	1,478	2,199
Interest paid	2,977	408	4,060	5,046
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	1,598	219	9,159	6,925
Receivables related to exercise of stock options	(11)	(2)	(32)	(35)
Accrual related to purchase business acquisitions			4,100	4,100
Receivables from disposal of subsidiaries	10,265	1,406	¥ 5,850	¥ 9,534
Net settlement of disposal consideration upon disposal of subsidiary	3,600	493
Net settlement of purchase business acquisitions upon disposal of subsidiary	¥ (3,600)	$ (493)